Fair value measurements - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Oct. 01, 2015	Apr. 28, 2014	Sep. 30, 2013	Jun. 30, 2013
Derivative
Amount expected to be reclassified into earnings	$ 814
Trading Symbol	SBLK
Credit Agricole Corporate and Investment Bank $70,000 facility
Derivative
Number of interest rate derivatives held by the Company					2
Credit Agricole Corporate and Investment Bank $70,000 facility | Tranche A
Derivative
Maturity date	Aug. 09, 2018
Derivative asset, Notional amount	$ 23,927				$ 26,840
Fixed rate, per annum					1.705%
Credit Agricole Corporate and Investment Bank $70,000 facility | Tranche B
Derivative
Maturity date	Nov. 09, 2018
Derivative asset, Notional amount	$ 25,131				$ 28,628
Fixed rate, per annum					1.72%
HSH Nordbank AG $35,000 facility
Derivative
Number of interest rate derivatives held by the Company			2
Percentage of debt hedged by interest rate swap agreement			50.00%
Maturity date	Sep. 28, 2018
Derivative asset, Notional amount	$ 14,781
Fixed rate, per annum			1.765%
Goldman Sachs
Derivative
Number of interest rate derivatives held by the Company				5
Maturity date	Apr. 01, 2018
Derivative asset, Notional amount	$ 431,750	$ 461,264
Minimum | Goldman Sachs
Derivative
Fixed rate, per annum				1.79%
Maximum | Goldman Sachs
Derivative
Fixed rate, per annum				2.07%
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Derivative
8.00% 2019 Notes fair value	$ 33,000
8.00% 2019 Notes
Derivative
Trading Symbol	SBLKL